Shares - Common stock issued and outstanding (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (shares)	36,251,006	36,242,526	36,049,276
Beginning balance, issued (shares)	36,251,006	36,242,526	36,049,276
Beginning balance, outstanding	304,908	304,854	303,505
Beginning balance, issued	304,908	304,854	303,505
Issued upon exercise of stock options (shares)		8,480	193,250
Issued upon exercise of stock options		35	963
Transferred from additional paid-in capital on exercise of stock options		19	386
Ending balance, outstanding (shares)	36,251,006	36,251,006	36,242,526
Ending balance, issued (shares)	36,251,006	36,251,006	36,242,526
Ending balance, outstanding	304,908	304,908	304,854
Ending balance, issued	304,908	304,908	304,854
Earnings Per Share [Abstract]
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Net income (loss) from discontinued operations	26,846	4,221	(4,924)
Net loss	(1,463)	(21,162)	(34,650)
Weighted average number of common shares (no dilutive effect)	36,251,006	36,249,082	36,119,356
Basic per share information (no dilutive effect)
Net loss from continuing operations	(0.78)	(0.70)	(0.82)
Net income (loss) from discontinued operations	0.74	0.12	(0.14)
Net loss	(0.04)	(0.58)	(0.96)